Non-cash transactions	12 Months Ended
Jun. 30, 2025
Non-cash transactions
Non-cash transactions

33. Non-cash transactions

The Group engages in non-cash transactions that are not reflected in the statement of cash flows. The principal non-cash transactions during the period are as follows:

The Group made certain non-cash transactions with related parties, as disclosed in Note 27.

The Group reported non-cash additions to right-of-use assets and lease liabilities of R$6,217 in the year ended June 30, 2025 (R$102,668 in the year ended June 30, 2024 and R$89,895 in the year ended June 30, 2023).